Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted

(In thousands except share data)	Three Months Ended
	March 31, 2023	March 31, 2022
Numerator
Net loss attributable to common stockholders	$(2,464)	$(497)
Denominator
Basic weighted average shares outstanding	5,932	2,920
Effect of dilutive securities	—	—
Diluted weighted-average shares	5,932	2,920

Net loss per share attributable to common stockholders, basic and diluted	$(0.42)	$(0.17)

(In thousands except per share data)	Year Ended
	December 31, 2022	December 31, 2021
Numerator:
Net loss attributable to common stockholders	$(17,738)	$(3,106)
Denominator:
Basic weighted average shares outstanding	5,552	2,920
Effect of dilutive securities	—	—
Diluted weighted-average shares	5,552	2,920

Net loss per share attributable to common stockholders, basic and diluted	$(3.20)	$(1.06)

Schedule of antidilutive securities

Anti-dilutive securities	March 31, 2023	March 31, 2022
Common shares issuable upon exercise of stock options	789	500
Common shares issuable on conversion of series F preferred stock	3,960	3,960
Common shares issuable upon exercise of warrants	6,833	—
Restricted stock awards	250	250
Common shares issuable upon conversion of senior secured convertible notes	27,590	—
Total	39,422	4,710

Anti-dilutive securities (In thousands)	December 31, 2022	December 31, 2021
Common shares issuable upon exercise of stock options	797	500
Common shares issuable on conversion of series F preferred stock	3,960	3,960
Common shares issuable upon exercise of warrants	2,299	—
Restricted stock awards	250	250
Common shares issuable upon conversion of senior secured convertible notes	14,256	—
Total	21,562	4,710